SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On January 29, 2021, the Company closed its initial public offering (“IPO”) of 3,000,000 Class A ordinary shares, par value $0.001 per ordinary share, at a public offering price of $4 per share. The Company received aggregate gross proceeds of $12 million, before deducting underwriting discounts and other related expenses.

On  February 2, 2021, Network 1 Financial Securities, Inc. exercised the over-allotment option to purchase an additional 75,000 ordinary shares at a price of $4.00 per share. The closing for the sale of over-allotment shares took place on February 4, 2021. The Company received aggregate gross proceeds of $0.3 million, before deducting underwriting discounts and other related expenses.

The Company has not timely filed its initial annual report on Form 20-F, for the fiscal year ended October 31, 2020. On April 21, 2021, the Company received a notice (the "Notice") from the Nasdaq Stock Market LLC ("Nasdaq"), indicating that, as a result of not having timely filed the Company’s initial annual report, the Company is not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires timely filing of all required periodic financial reports with the Securities and Exchange Commission. The Notice has no immediate impact on the listing of the Company's securities, which will continue to trade on Nasdaq, subject to the Company's compliance with other continued listing requirements of Nasdaq. Nasdaq requires the Company to submit a plan no later than May 5, 2021 to regain compliance. If Nasdaq accepts the plan, Nasdaq can grant the Company an exception of up to 180 calendar days from the due date of the Form 20-F, or until August 27, 2021, to regain compliance.